Finance costs, net (Tables)	12 Months Ended
Dec. 31, 2023
Finance costs, net
Schedule of finance costs, net

For the years ended December 31	2023	2022
Interest expense – debt and lease obligation	$7,322	$3,312
Interest income	(3,200)	(1,899)
Total finance costs, net	$4,122	$1,413